Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance costs.
Interest expenses - third party loans	$ 256,208	$ 174,876	$ 177,737
Interest expenses - withholding tax paid on bond interest	12,197	4,404	4,509
Unwinding of discount on decommissioning liability	7,084	4,644	2,644
Interest and finance charges paid/payable for lease liabilities	52,214	32,826	27,384
Net foreign exchange loss arising from financing - unrealized	157,836	126,131	363,953
Net foreign exchange loss arising from financing - realized	206,329	43,422	49,564
Net foreign exchange loss on derivative instruments-unrealized	1,599	3,897
Fair value loss on embedded options	159,889
Costs paid on early loan and bond settlement		18,171
Fees on loans and financial derivatives	18,673	13,663	7,806
Fair value loss on embedded derivative within revenue contract			169
Finance costs	$ 872,029	$ 422,034	$ 633,766